UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: June 30, 2005

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California August 23, 2005

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		28

Form 13F Information Table Value Total:		$61,327
List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101     2370 82830.000SH       SOLE                82830.000
AFLAC INC                      COM              001055102     2400 55450.979SH       SOLE                55450.979
APOLLO GROUP INC - CL A        COM              037604105     3162 40430.000SH       SOLE                40430.000
BRISTOL MYERS SQUIBB           COM              110122108      450 18010.000SH       SOLE                18010.000
CANADIAN NATIONAL RAILWAY CO   COM              136375102     2346 40685.619SH       SOLE                40685.619
CHEVRON CORP                   COM              166764100     2595 46397.357SH       SOLE                46397.357
CISCO SYSTEMS INC              COM              17275R102     1452 76125.000SH       SOLE                76125.000
CONOCOPHILLIPS                 COM              20825C104     4243 73802.852SH       SOLE                73802.852
EXXON MOBIL CORP               COM              30231G102      395 6865.000 SH       SOLE                 6865.000
GENERAL ELECTRIC               COM              369604103      253 7300.000 SH       SOLE                 7300.000
INTEL CORP                     COM              458140100     2687 103270.408SH      SOLE               103270.408
JOHNSON & JOHNSON              COM              478160104     2999 46131.196SH       SOLE                46131.196
LABORATORY CORP OF AMERICA     COM              50540r409     3377 67675.000SH       SOLE                67675.000
MEDIMMUNE INC                  COM              584699102     1194 44685.000SH       SOLE                44685.000
MEDTRONIC INC                  COM              585055106     2563 49495.678SH       SOLE                49495.678
MICROSOFT CORP                 COM              594918104     1789 72033.620SH       SOLE                72033.620
PACCAR INC                     COM              693718108     2470 36325.000SH       SOLE                36325.000
PATTERSON COMPANIES INC        COM              703395103     2433 53985.000SH       SOLE                53985.000
PG&E CORP                      COM              69331C108      235 6250.000 SH       SOLE                 6250.000
PRUDENTIAL FINANCIAL INC       COM              744320102     2845 43325.000SH       SOLE                43325.000
SLM CORP                       COM              78442P106     2843 55960.711SH       SOLE                55960.711
SUN MICROSYSTEMS INC           COM              866810104      382 102490.000SH      SOLE               102490.000
TARGET CORP                    COM              87612E106     3473 63830.347SH       SOLE                63830.347
WATERS CORPORATION             COM              941848103     2031 54650.000SH       SOLE                54650.000
WELLPOINT INC                  COM              94973V107     2795 40130.000SH       SOLE                40130.000
WELLS FARGO & COMPANY          COM              949746101      550 8935.000 SH       SOLE                 8935.000
WHOLE FOODS MARKET INC         COM              966837106     4594 38860.601SH       SOLE                38860.601
XTO ENERGY INC                 COM              98385X106     2402 70675.000SH       SOLE                70675.000